Fair Value of Financial Assets and Liabilities - Derivative Liability Measured at Fair Value (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Beginning Balance,Derivative Liability	$ 25,155
Amounts received under the Development Agreement	15,000
Amounts received under the Development Agreement as amended	30,000
Loss recorded in loss from remeasurement of development derivative liability	4,899
Reclassification of equity classified warrants	(4,017)
Ending Balance,Derivative Liability	$ 71,037